Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net income attributable to shareholders of FME AG	€ 70,959	€ 86,362
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449
Basic earnings per share	€ 0.24	€ 0.29
Diluted earnings per share	€ 0.24	€ 0.29